Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

(CAD$ in millions)	December 31, 2017	December 31, 2016
Supplies	$563	$586
Raw materials	223	204
Work in-process	529	521
Finished products	430	449

	1,745	1,760
Less long-term portion (Note 13)	(108)	(87)

	$1,637	$1,673